FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		SFr 394	SFr 448
Transfers in, liabilities		0	0
Transfers out, liabilities		0	0
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		0	0
Settlements, liabilities		(15)	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		(26)	(8)
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(41)	(13)
Foreign currency translation impact, liabilities		(13)	5
Balance at end of period, liabilities	SFr 299	299	432
Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(70)	10
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		14	101
Transfers in, liabilities		0	0
Transfers out, liabilities		0	0
Purchases, liabilities		0	64
Sales, liabilities		(14)	(86)
Issuances, liabilities		0	0
Settlements, liabilities		0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		0	0
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		0	5
Balance at end of period, liabilities	0	0	84
Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		2,809	4,246
Transfers in, liabilities		856	584
Transfers out, liabilities		(882)	(1,961)
Purchases, liabilities		18	80
Sales, liabilities		(83)	(24)
Issuances, liabilities		502	710
Settlements, liabilities		(629)	(1,138)
Gain (loss) on transfers in/out included in trading revenues, liabilities		37	152
Gain (loss) on all other activity included in trading revenues, liabilities		(290)	169
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		118	217
Balance at end of period, liabilities	2,456	2,456	3,035
Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(188)	779
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		2,784	4,191
Transfers in, liabilities		746	566
Transfers out, liabilities		(870)	(1,961)
Purchases, liabilities		0	69
Sales, liabilities		(61)	(4)
Issuances, liabilities		502	710
Settlements, liabilities		(629)	(1,138)
Gain (loss) on transfers in/out included in trading revenues, liabilities		38	152
Gain (loss) on all other activity included in trading revenues, liabilities		(228)	193
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		120	216
Balance at end of period, liabilities	2,402	2,402	2,994
Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(180)	781
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,787	2,010
Transfers in, liabilities		611	427
Transfers out, liabilities		(596)	(1,049)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		279	350
Settlements, liabilities		(232)	(527)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(9)	151
Gain (loss) on all other activity included in trading revenues, liabilities		(468)	265
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		75	111
Balance at end of period, liabilities	1,447	1,447	1,738
Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(348)	529
Trading liabilities | Derivative instruments | Other derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		540
Transfers in, liabilities		7
Transfers out, liabilities		(4)
Purchases, liabilities		0
Sales, liabilities		(61)
Issuances, liabilities		89
Settlements, liabilities		(113)
Gain (loss) on transfers in/out included in trading revenues, liabilities		3
Gain (loss) on all other activity included in trading revenues, liabilities		73
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		26
Balance at end of period, liabilities	560	560
Trading liabilities | Derivative instruments | Other derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(15)
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,032	701
Transfers in, liabilities		124	155
Transfers out, liabilities		(522)	(207)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		639	930
Settlements, liabilities		(500)	(608)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(43)	(1)
Gain (loss) on all other activity included in trading revenues, liabilities		(58)	95
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		44	41
Balance at end of period, liabilities	716	716	1,106
Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		18	67
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		9,676	7,268
Transfers in, liabilities		1,259	2,715
Transfers out, liabilities		(4,863)	(2,046)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		4,531	4,401
Settlements, liabilities		(2,960)	(3,119)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(499)	62
Gain (loss) on all other activity included in trading revenues, liabilities		(746)	(4)
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	4
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		(35)	(3)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(202)	(30)
Foreign currency translation impact, liabilities		495	425
Balance at end of period, liabilities	6,656	6,656	9,673
Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(756)	210
Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,464	1,133
Transfers in, liabilities		142	1,165
Transfers out, liabilities		(1,392)	(732)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		559	1,127
Settlements, liabilities		(338)	(771)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(102)	39
Gain (loss) on all other activity included in trading revenues, liabilities		(76)	97
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		(1)	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(1)	(1)
Foreign currency translation impact, liabilities		65	67
Balance at end of period, liabilities	320	320	2,124
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(34)	39
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		6,318	5,526
Transfers in, liabilities		1,106	1,532
Transfers out, liabilities		(3,441)	(1,287)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		3,888	3,020
Settlements, liabilities		(2,595)	(2,227)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(416)	24
Gain (loss) on all other activity included in trading revenues, liabilities		(586)	(109)
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		(34)	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(201)	(29)
Foreign currency translation impact, liabilities		344	329
Balance at end of period, liabilities	4,383	4,383	6,777
Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(740)	(59)
Long-term debt | Long-term debt - of which other debt instruments over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,854
Transfers in, liabilities		0
Transfers out, liabilities		0
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		(26)
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		(84)
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		82
Balance at end of period, liabilities	1,826	1,826
Long-term debt | Long-term debt - of which other debt instruments over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		518	1,271
Transfers in, liabilities		41	7
Transfers out, liabilities		(2)	(552)
Purchases, liabilities		8	24
Sales, liabilities		(21)	(46)
Issuances, liabilities		58	59
Settlements, liabilities		(71)	(424)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(2)	8
Gain (loss) on all other activity included in trading revenues, liabilities		(22)	(8)
Gain (loss) on transfers in/out included in other revenues, liabilities		1	107
Gain (loss) on all other activity included in other revenues, liabilities		(35)	38
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		22	51
Balance at end of period, liabilities	495	495	535
Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		16	2
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		14,443	14,035
Transfers in, liabilities	1,237	2,280	3,461
Transfers out, liabilities	2,714	(6,269)	(4,766)
Purchases, liabilities		26	168
Sales, liabilities		(118)	(156)
Issuances, liabilities		5,730	6,100
Settlements, liabilities		(4,175)	(5,289)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(507)	221
Gain (loss) on all other activity included in trading revenues, liabilities		(1,142)	244
Gain (loss) on transfers in/out included in other revenues, liabilities		1	107
Gain (loss) on all other activity included in other revenues, liabilities		(35)	42
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		(35)	(3)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(243)	(43)
Foreign currency translation impact, liabilities		666	744
Balance at end of period, liabilities	10,622	10,622	14,865
Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(980)	1,068
Bank | Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		394	448
Transfers in, liabilities		0	0
Transfers out, liabilities		0	0
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		0	0
Settlements, liabilities		(15)	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		(26)	(8)
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(41)	(13)
Foreign currency translation impact, liabilities		(13)	5
Balance at end of period, liabilities	299	299	432
Bank | Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(70)	10
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		14	101
Transfers in, liabilities		0	0
Transfers out, liabilities		0	0
Purchases, liabilities		0	64
Sales, liabilities		(14)	(86)
Issuances, liabilities		0	0
Settlements, liabilities		0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0	0
Gain (loss) on all other activity included in trading revenues, liabilities		0	0
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		0	5
Balance at end of period, liabilities	0	0	84
Bank | Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Bank | Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		2,809	4,246
Transfers in, liabilities		856	584
Transfers out, liabilities		(882)	(1,961)
Purchases, liabilities		18	80
Sales, liabilities		(83)	(24)
Issuances, liabilities		502	710
Settlements, liabilities		(629)	(1,138)
Gain (loss) on transfers in/out included in trading revenues, liabilities		37	152
Gain (loss) on all other activity included in trading revenues, liabilities		(290)	169
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		118	217
Balance at end of period, liabilities	2,456	2,456	3,035
Bank | Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(188)	779
Bank | Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		2,784	4,191
Transfers in, liabilities		746	566
Transfers out, liabilities		(870)	(1,961)
Purchases, liabilities		0	69
Sales, liabilities		(61)	(4)
Issuances, liabilities		502	710
Settlements, liabilities		(629)	(1,138)
Gain (loss) on transfers in/out included in trading revenues, liabilities		38	152
Gain (loss) on all other activity included in trading revenues, liabilities		(228)	193
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		120	216
Balance at end of period, liabilities	2,402	2,402	2,994
Bank | Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(180)	781
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,787	2,010
Transfers in, liabilities		611	427
Transfers out, liabilities		(596)	(1,049)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		279	350
Settlements, liabilities		(232)	(527)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(9)	151
Gain (loss) on all other activity included in trading revenues, liabilities		(468)	265
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		75	111
Balance at end of period, liabilities	1,447	1,447	1,738
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(348)	529
Bank | Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,032	701
Transfers in, liabilities		124	155
Transfers out, liabilities		(522)	(207)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		639	930
Settlements, liabilities		(500)	(608)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(43)	(1)
Gain (loss) on all other activity included in trading revenues, liabilities		(58)	95
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		44	41
Balance at end of period, liabilities	716	716	1,106
Bank | Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		18	67
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		9,676	7,286
Transfers in, liabilities		1,259	2,697
Transfers out, liabilities		(4,863)	(2,046)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		4,531	4,401
Settlements, liabilities		(2,960)	(3,119)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(499)	62
Gain (loss) on all other activity included in trading revenues, liabilities		(746)	(8)
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		(35)	(3)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(202)	(30)
Foreign currency translation impact, liabilities		495	433
Balance at end of period, liabilities	6,656	6,656	9,673
Bank | Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(756)	203
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities			1,133
Transfers in, liabilities			1,165
Transfers out, liabilities			(732)
Purchases, liabilities			0
Sales, liabilities			0
Issuances, liabilities			1,127
Settlements, liabilities			(771)
Gain (loss) on transfers in/out included in trading revenues, liabilities			39
Gain (loss) on all other activity included in trading revenues, liabilities			97
Gain (loss) on transfers in/out included in other revenues, liabilities			0
Gain (loss) on all other activity included in other revenues, liabilities			0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities			0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities			(1)
Foreign currency translation impact, liabilities			67
Balance at end of period, liabilities			2,124
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses			39
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		6,318	5,526
Transfers in, liabilities		1,106	1,532
Transfers out, liabilities		(3,441)	(1,287)
Purchases, liabilities		0	0
Sales, liabilities		0	0
Issuances, liabilities		3,888	3,020
Settlements, liabilities		(2,595)	(2,227)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(416)	24
Gain (loss) on all other activity included in trading revenues, liabilities		(586)	(109)
Gain (loss) on transfers in/out included in other revenues, liabilities		0	0
Gain (loss) on all other activity included in other revenues, liabilities		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		(34)	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(201)	(29)
Foreign currency translation impact, liabilities		344	329
Balance at end of period, liabilities	4,383	4,383	6,777
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(740)	(59)
Bank | Long-term debt | Long-term debt - of which other debt instruments over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		1,854
Transfers in, liabilities		0
Transfers out, liabilities		0
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		(26)
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		(84)
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		82
Balance at end of period, liabilities	1,826	1,826
Bank | Long-term debt | Long-term debt - of which other debt instruments over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		517	1,250
Transfers in, liabilities		41	7
Transfers out, liabilities		(2)	(533)
Purchases, liabilities		8	24
Sales, liabilities		(21)	(46)
Issuances, liabilities		58	59
Settlements, liabilities		(71)	(416)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(2)	8
Gain (loss) on all other activity included in trading revenues, liabilities		(22)	(8)
Gain (loss) on transfers in/out included in other revenues, liabilities		1	102
Gain (loss) on all other activity included in other revenues, liabilities		(35)	38
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0	0
Foreign currency translation impact, liabilities		23	50
Balance at end of period, liabilities	495	495	535
Bank | Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		16	2
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		14,442	14,032
Transfers in, liabilities		2,280	3,443
Transfers out, liabilities		(6,269)	(4,747)
Purchases, liabilities		26	168
Sales, liabilities		(118)	(156)
Issuances, liabilities		5,730	6,100
Settlements, liabilities		(4,175)	(5,281)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(507)	221
Gain (loss) on all other activity included in trading revenues, liabilities		(1,142)	240
Gain (loss) on transfers in/out included in other revenues, liabilities		1	102
Gain (loss) on all other activity included in other revenues, liabilities		(35)	38
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		(35)	(3)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(243)	(43)
Foreign currency translation impact, liabilities		667	751
Balance at end of period, liabilities	SFr 10,622	10,622	14,865
Bank | Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		SFr (980)	SFr 1,061